Finance Expense (Income), Net - Schedule of Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income from deposits	$ (227)	$ (260)	$ (474)
Income from exchange rate differences, net	(11)
Changes in fair value of finance instruments (see Note 18B2)	(182)	(608)	(517)
Other	(4)		(1)
Total finance income	$ (424)	$ (868)	$ (992)